SCHEDULE OF CONCENTRATIONS OF CREDIT RISK (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)		Dec. 31, 2025 HKD ($)
Total revenues	$ 1,341	$ 10,439		$ 1,255	$ 9,748	$ 21,939
Customer A [Member]
Total revenues	282	2,196
Customers I	4,692							$ 36,518
Customer B [Member]
Total revenues	178	1,382			1,619		[1]
Customer C [Member]
Total revenues			[1]		1,771		[1]
Customer D [Member]
Total revenues						7,316
Customer E [Member]
Total revenues						$ 2,299
Customers I	1,285							10,000
Customer F [Member]
Customers I					5,939				[2]
Customer G [Member]
Customers I					4,120				[2]
Customer H [Member]
Customers I					2,966				[2]
Customer I [Member]
Customers I					2,765				[2]
Customer J [Member]
Customer N	756							5,886
Customer K [Member]
Customer N	408							3,177
Customer L [Member]
Customer N	394				5,289			3,063
Customer M [Member]
Customer N					$ 1,199

[1]	Less than 10%
[2]	Less than 10%